GENERAL (Details)		Dec. 31, 2015	Dec. 31, 2014
Matrix [Member]
Equity Method Investment, Ownership Percentage		50.04%	50.18%
Magic [Member]
Equity Method Investment, Ownership Percentage	[1]	46.40%	45.14%
Sapiens [Member]
Equity Method Investment, Ownership Percentage	[2]	49.13%	50.16%
Insync [Member]
Equity Method Investment, Ownership Percentage		90.09%	90.09%

[1]	From March 5, 2014 until December 31, 2015 Magic's results of operations were reflected in the Company's results of operations using the equity method of accounting.
[2]	From November 19, 2013 until December 23, 2014 and from September 30, 2015 until December 31, 2015, Sapiens' results of operations were reflected in the Company's results of operations using the equity method of accounting.